Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 4,538	$ 5,164
Advances to equity accounted investments	10,480	13,980
Long term debt	(941,661)	(1,166,301)
Reported Value Measurement [Member] | Equity Accounted Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted investments	10,480	13,980
Reported Value Measurement [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	(933,016)	(1,164,605)
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	94,907	157,390
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	3,143	(10,538)
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Time-charter Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	875	0
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	287	5,164
Reported Value Measurement [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	33,802	0
Fair Value Asset/(Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	(923,306)	(1,140,135)
Fair Value Asset/(Liability) [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	94,907	157,390
Fair Value Asset/(Liability) [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	3,143	(10,538)
Fair Value Asset/(Liability) [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Time-charter Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	875	0
Fair Value Asset/(Liability) [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	287	5,164
Fair Value Asset/(Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	$ 33,802	$ 0